Changes in Consolidated Stockholders' Equity (Parenthetical) (Parentheticals)	3 Months Ended				12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Common shares issued from treasury stock for stock-based compensation (in shares)					10,106,542	6,258,692	7,515,149
Common shares repurchased (in shares)	23,651,590	18,110,735	11,942,737	11,542,106	41,762,325	23,484,843	0